Statement of Comprehensive Income - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Statement of comprehensive income [abstract]
Net profit		€ 3,237	€ 3,317
Items that will not be reclassified to profit or loss, net of tax:
Gains/(losses) on equity instruments measured at fair value through other comprehensive income	[1],[2]	(4)
Remeasurements of defined benefit pension plans		142	641
Items that may be reclassified subsequently to profit or loss, net of tax:
Gains/(losses) on cash flow hedges	[1],[2]	36	63
Currency retranslation gains/(losses)		(767)	(694)
Fair value gains/(losses) on financial instruments	[1]		(12)
Total comprehensive income		2,644	3,315
Attributable to:
Non-controlling interests		185	170
Shareholders' equity		€ 2,459	€ 3,145

[1]	Classification has changed following adoption of IFRS 9. See note 1 for further details.
[2]	Classification in 2018 has changed following adoption of IFRS 9. See note 1 for further details.